Note 3 - Balance Sheet Components - Schedule of Property and Equipment - 10Q (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Total property and equipment	$ 938,628	$ 911,016	$ 890,363
Accumulated depreciation and amortization	(811,568)	(761,042)	(680,674)
Total property and equipment, net	127,060	149,974	209,689
Equipment and Furnishings [Member]
Total property and equipment	823,023	795,411	774,758
Leasehold Improvements [Member]
Total property and equipment	$ 115,605	$ 115,605	$ 115,605